Loss for the Year - Summary of Detailed Information about Loss After Charging Expenses (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff costs:
Salaries and other allowances		$ 1,459	$ 8,411	$ 10,356
Retirement benefits scheme contributions		14	219	499
Share-based payment expenses		(979)	10,926	12,685
Total staff costs		494	19,556	23,540
Depreciation of plant and equipment		26	52	87
Amortization of right-of-use assets		209	289	587
Amortization of intangible assets		20	20	20
Impairment loss of an intangible asset		1,717	13,000	0
Other expense	[1]	$ 12	$ 140	$ 46,003

[1]	For the year ended December 31, 2023, the other expense also includes expenses incurred in connection with the Business Combination.